Assets and liabilities held for sale - Schedule of Assets and Liabilities Held For Sale (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Property, plant and equipment	$ 30,001	$ 30,352	$ 29,256
Intangible assets	16,786	16,609	$ 16,183
Goodwill	10,261	10,942
Total assets	73,485	71,940
Long-term debt	32,835	31,135
Deferred tax liabilities	5,244	4,869
Other non-current liabilities	1,646	1,717
Debt due within one year	7,669	5,042
Total liabilities	56,125	51,383
MSLE
Disclosure of financial assets [line items]
Total net assets	(493)
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Total assets	80	60
Total liabilities	529	15
Total net assets	(449)	45
Assets and liabilities classified as held for sale | OUTEDGE
Disclosure of financial assets [line items]
Property, plant and equipment	22	0
Intangible assets	3	0
Long-term debt	18	0
Debt due within one year	3	0
Assets and liabilities classified as held for sale | MSLE
Disclosure of financial assets [line items]
Total net assets	493	0
Assets and liabilities classified as held for sale | Bell Media
Disclosure of financial assets [line items]
Property, plant and equipment	12	12
Intangible assets	26	26
Goodwill	17	22
Long-term debt	7	7
Deferred tax liabilities	6	6
Other non-current liabilities	$ 2	$ 2